Exhibit 99.1

Independent Accountants’ Agreed-Upon Procedures Report

ECMC Group, Inc. (the “Company”)
RBC Capital Markets, LLC
(together, the “Specified Parties”)

Re: ECMC Group Student Loan Trust 2026-1 – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “ECMC 2026-1 Loan Tape 20251231 v2.xlsx” provided by the Company on February 17, 2026, containing information on 61,460 student loans (the “Student Loans”) as of December 31, 2025 (the “Data File”), which we were informed are intended to be included as collateral in the offering by ECMC Group Student Loan Trust 2026-1. The Company is responsible for the specified attributes identified by the Company in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet the intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.

•	The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.

•	The term “reporting threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively, the Remaining Term for PHEAA Student Loans was within 1 month, and the Remaining Term for Nelnet Student Loans was within 2 months.

•	The term “Cutoff Date” means December 31, 2025.

•	The term “PHEAA” means Pennsylvania Higher Education Assistance Agency, the servicer for the Student Loans.

•	The term “Nelnet” means Nelnet, Inc., the servicer for the Student Loans.

•	The term “PHEAA Servicing System” means PHEAA’s Servicing System for the Student Loans (the “PHEAA Student Loans”) identified as “AES/PHEAA” in the “Servicer_Name” field within the Data File.

•	The term “Mapping” means email correspondence provided by the Company, containing the loan status, loan type, fixed/floating type, rate reduction, and subsidy indicator descriptions corresponding to different abbreviations of loan status, loan type, fixed/floating type, rate reduction, and subsidy indicator description in the Data File (“Loan Status Mapping,” “Loan Type Mapping,” “Fixed/Floating Mapping,” “Rate Reduction Mapping,” and “Subsidy Indicator Mapping,” respectively) for the Selected Student Loans (defined below) attached hereto as Exhibit B.

•	The term “SLS System” means Nelnet, Inc.’s (“Nelnet”) servicing system for Student Loans serviced by Nelnet (the “Nelnet Student Loans”), identified as “Nelnet” in the “Servicer_Name” field within the Data File.

•	The term “PHEAA Screenshots” means electronic screenshots for the Selected Student Loans, provided by PHEAA, on behalf of the Company, containing information from PHEAA’s Servicing System:

–	TSX29 - Loan Detail Information Screen	–	TSX2E - Loan Financial Activity Breakdown Screen
–	TSX2A - Loan Detail Information Screen	–	TSX31 - Deferment/Forbearance Loan Detail Screen
–	TSX2B - Loan Detail Information Screen	–	TSX56 - Repayment Schedule Detail Screen
–	TSX07 - Interest Rate Change/History Screen	–	TSXDV - Borrower Benefit Program Override/Information Screen
–	TSX2J - Disbursement Information Screen	–	TXXR-01 Borrower Demographics Screen
–	TSX7T Bill to Payment Cross Reference Screen

•	The term “Nelnet Screenshots” means electronic screenshots for the Selected Student Loans provided by the Company or provided by Nelnet, on behalf of the Company, containing information from the SLS system:

–	Inquire Loan File, Page 1 Screen	–	Display Borrower Groups – All Screen
–	Inquire Group File, Page 1 Screen	–	Deferment/Forbearance History By Date Screen

•	The term “Transaction History Document” means the information provided by the Company, containing borrower’s transaction activities for the Selected Student Loans serviced by Nelnet.

•	The term “Sources” means the following information provided by the Company:

−	Mapping;

–	PHEAA Screenshots;

–	Nelnet Screenshots; and

–	Transaction History Document

We make no representation regarding the validity, enforceability, authenticity or accuracy of any information in the Sources.

•	The term “Instructions” means the instructions provided by the Company, Nelnet or PHEAA, on behalf of the Company, pertaining to a procedure, attribute, or methodology, as described in the procedures below.

•	The term “Provided Information” means the Cutoff Date, Sources and Instructions.

The procedures we were instructed by the Company to perform and the associated findings are as follows:

A.	We randomly selected a sample of 100 Student Loans that consist of PHEAA Student Loans and Nelnet Student Loans (the “Selected Student Loans”) from the Data File using a random sampling tool. A listing of the Selected Student Loans is attached hereto as Exhibit A. For purposes of this procedure, the Company did not inform us of the basis they used to determine the number of Student Loans we were instructed to randomly select from the Data File.

B.	For each Selected Student Loan, we compared or recomputed the specified attributes in the Data File listed below to or using the corresponding information included in the Sources, utilizing the Instructions, as applicable. The Company indicated that the absence of any of the information in the Sources or the inability to agree the indicated information from the Data File to the Sources for each of the attributes identified, utilizing the Instructions as applicable, constituted an exception. The Sources are listed in the order of priority.

Attribute	Source Documents / Instructions

Origination Date	PHEAA Student Loans: "Guar Date" field on TSX2A Loan Detail Information Screen Nelnet Student Loans: “Guaranteed” field on Inquire Loan File, Page 1 Screen.
Loan Type	PHEAA Student Loans: "Loan Pgm" field on TSX29 Loan Detail Information Screen and Loan Type Mapping Netnet Student Loans: “Loan Type” field on Inquire Loan File, Page 1 Screen.
Interest Rate Type	PHEAA Student Loans: "Int Type" field on TSX07 Interest Rate Change/History Screen and Fixed/Floating Mapping Netnet Student Loans “Var ID” field on Inquire Loan File, Page 1 Screen
Stated Rate

PHEAA Student Loans: "Int Rte" field on TSX29 Loan Detail Information Screen, "Interest Rate" field on TSX07 Interest Rate Change/History Screen

Netnet Student Loans: “Int Rate” field on Inquire Loan File, Page 1 Screen.

Current Loan Balance

PHEAA Student Loans: "Cur Prin" field on TSX29 Loan Detail Information Screen, "Prior Bal" field on TSX2E Loan Financial Activity Breakdown Screen, "Principal Balance" field on TSX56 Repayment Schedule Detail Screen

Netnet Student Loans: “Curr Principal” field on Inquire Loan File, Page 1 Screen, and Transaction History Document.

Remaining Term

PHEAA Student Loans:

If Loan Status is “Repayment,” recompute as the number of months between the Cutoff Date and the "Anticipated Payoff Date" field in the Data File.

If Loan Status is “Deferment” or “Forbearance,” recompute as the number of months between (i) the Cutoff Date and (ii) the day after the “End Date” field of Deferment or Forbearance on the TSX31 Deferment/Forbearance Loan Detail Screen.

For Selected Student Loans #52, #53, #54, and #55, PHEAA, on behalf of the Company, informed us that there was prepayment activity before the Cutoff Date and thus to recompute as the number of months between (i) the “Bill Due” field on the TSX7T Bill to Payment Cross Reference Screen and (ii) the "Anticipated Payoff Date" field in the Data File.

Nelnet Student Loans:

“Remaining” field on the Inquire Loan File, Page 1 Screen, “Conversion” field on the Inquire Loan File, Page 1 Screen, “Status” field on the Inquire Loan File, Page 1 Screen, “Day of Inquire” field on the Inquire Loan File, Page 1 Screen, and “No Payments Remaining” field on the Inquire Group File, Page 1 Screen.

Recompute using the Inquire Loan File, Page 1 Screen, Inquire Loan File, Page 2 Screen, Inquire Loan File, Page 3 Screen, and Deferment/Forbearance History by Date Screen as follows:

i.       If the Loan Status was “P30” or “P60” or began with “D,” “F,” or “P7,” and the day of the “Conversion” field on the Inquire Loan File, Page 1 Screen is before or on the date displayed at the top right corner of the Inquire Loan File, Page 1 Screen, add one (1) month to the “Remaining” field on the Inquire Loan File, Page 1 Screen.

ii.      If the day of the “Conversion” field on the Inquire Loan File, Page 1 Screen was one (1) day after the date displayed at the top right corner of the Inquire Loan File, Page 1 Screen, add one (1) month to (i).

For six (6) Selected Student Loans (#2, #27, #28, #63, #67, and #84), which are in an income-based repayment plan (as indicated by “F” or “P” in the “Payment Schedule” field on the Inquire Group File, Page 2 Screen with a negative “Remaining” field on the Inquire Loan File, Page 1 Screen), recompute the absolute value of (ii).

First Disbursement Date	PHEAA Student Loans: "1st Disb Date" field on TSX29 Loan Detail Information Screen Nelnet Student Loans: “1st Disb Date” field on Inquire Loan File, Page 1 Screen.
Loan Status

PHEAA Student Loans: "Status" field on TSX29 Loan Detail Information Screen and Loan Status Mapping, "Defer/Forb Typ" field on TSX31 Deferment/Forbearance Loan Detail Screen and Loan Status Mapping

Nelnet Student Loans: “Status” field on Inquire Loan File, Page 1 Screen, Transaction History Document.

Initial Repayment Start Date	PHEAA Student Loans: "Repayment Start" field on TSX29 Loan Detail Information Screen Nelnet Student Loans: “Grad/Sep Date” field, “Conversion” field on Inquire Loan File, Page 1 Screen.
Guarantor	PHEAA Student Loans: "Guar" field on TSX2A Loan Detail Information Screen Nelnet Student Loans: “Guar Agency” field on Inquire Loan File, Page 1 Screen.
State	PHEAA Student Loans: "ST" field on TXXR-01 Borrower Demographics Screen Nelnet Student Loans: “Addr” field on Display Borrower Groups – All Screen.
Subsidy Indicator

PHEAA Student Loans: "Subsidy Code" field on TSX29 Loan Detail Information Screen and Subsidy Indicator Mapping

Nelnet Student Loans: “Gov Sub Sts” field or “Loan Type” field on Inquire Loan File, Page 1 Screen

Account Number	PHEAA Student Loans: Borrower SSN” field on TSX29 Loan Detail Information Screen Nelnet Student Loans: “SSN BORROWER” field on Inquire Loan File, Page 1 Screen.
Loan ID	PHEAA Student Loans: "Loan Seq” field on TSX29 Loan Detail Information Screen Nelnet Student Loans: “LOAN NUMBER” field on Inquire Loan File, Page 1 Screen.

Rate Reduction

PHEAA Student Loans: "BBP Pgm” field on TSX2A Loan Detail Information Screen and Rate Reduction Mapping. Consider Rate Reduction to be “0.00%” if “Disqual Date” field on TSXDV Borrower Benefit Program Override/Information Screen was before the Cutoff Date.

Nelnet Student Loans field between “INT RATE” field and “IR Var” field on Inquire Loan File, Page 1 Screen

Original Balance

PHEAA Student Loans: Recompute as the difference between "Beg Bal" field on TSX29 Loan Detail Information Screen and cancelled disbursements amount in the “Amount” field on TSX2J Disbursement Information Screen, if any.

Nelnet Student Loans: “LOANED AMT" field on Inquire Loan File, Page 1 Screen.

Delinquent Days

PHEAA Student Loans: "# Days Delq" on TSX2B Loan Detail Information Screen. If Loan Status in the Data File is Deferment or Forbearance, deem the Delinquent Days to be zero (0);

Otherwise, recompute as the difference between (i) the "# Days Delq" field on TSX2B Loan Detail Information Screen and (ii) the number of days between the date of the screenshot indicated on the top left corner of the TSX29 Loan Detail information Screen and Cutoff Date.

Nelnet Student Loans: “TEXT” field in the Transaction History Document. Use the closest date to the Cutoff Date, and use the number following a letter. Recompute each by adding 1 to the total.

We found such information to be in agreement, except as listed in Exhibit C.

We were engaged by the Company to perform this agreed-upon procedures engagement. We conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the Student Loans, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Student Loans to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Student Loans being securitized, (iii) the compliance of the originator of the Student Loans with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Student loans that would be material to the likelihood that the issuer of the asset-backed securities will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/ KPMG LLP

Irvine, California March 2, 2026

Exhibit A

The Selected Student Loans

Selected Student Loan Number	Student Loan ID	Selected Student Loan Number	Student Loan ID	Selected Student Loan Number	Student Loan ID	Selected Student Loan Number	Student Loan ID
1	20262001	26	20262026	51	20262051	76	20262076
2	20262002	27	20262027	52*	20262052	77	20262077
3	20262003	28	20262028	53*	20262053	78	20262078
4	20262004	29	20262029	54*	20262054	79	20262079
5	20262005	30	20262030	55*	20262055	80	20262080
6	20262006	31	20262031	56	20262056	81	20262081
7	20262007	32	20262032	57	20262057	82	20262082
8	20262008	33	20262033	58	20262058	83	20262083
9	20262009	34	20262034	59	20262059	84	20262084
10	20262010	35	20262035	60	20262060	85	20262085
11	20262011	36	20262036	61	20262061	86	20262086
12	20262012	37	20262037	62	20262062	87	20262087
13	20262013	38	20262038	63	20262063	88	20262088
14	20262014	39	20262039	64	20262064	89	20262089
15	20262015	40	20262040	65	20262065	90	20262090
16	20262016	41	20262041	66	20262066	91	20262091
17	20262017	42	20262042	67	20262067	92	20262092
18	20262018	43	20262043	68	20262068	93	20262093
19	20262019	44	20262044	69	20262069	94	20262094
20	20262020	45	20262045	70	20262070	95	20262095
21	20262021	46	20262046	71	20262071	96	20262096
22	20262022	47	20262047	72	20262072	97	20262097
23	20262023	48	20262048	73	20262073	98	20262098
24	20262024	49	20262049	74	20262074	99	20262099
25	20262026	50	20262050	75	20262075	100	20262100

Note:	The Company has assigned a unique ID number to each Selected Student Loan in the Data File. The Student Loan IDs referred to in this Exhibit are not the Company’s Student Loan ID numbers.

Selected Student Loan Number 52 through 55 are PHEAA Student Loans.

Exhibit B

Mapping

Loan Status

Per Sources	Per Data File
D	DEFERMENT
F	FOREBEARANCE
Delinquent	REPAYMENT

Loan Type

Per Sources	Per Data File
UNSTFD	SU
STFFRD	SF
PARNT PLUS	PL
CNSLDN	CL
SUBCNS	CL
SUBSPC	CL
UNCNS	CL
UNSPC	CL

Fixed/Floating

Per Sources	Per Data File
C1	Floating
C2	Floating
F1	Fixed
SV	Floating

Rate Reduction

Per Sources	Per Data File
EF0 0%	0
ST1	1% IRR AFTER 36
0	0
STT	0.5% IRR

Subsidy Indicator

Per Sources	Per Data File
NON SUB	N
SUBSIDIZED	Y

Exhibit C

Exception List

Selected Student Loan Number	Student Loan ID Number	Attribute	Per Data File	Per Sources
24	20262024	Remaining Term	128	131